POWELL GOLDSTEIN LLP

ONE ATLANTIC CENTER

1201 WEST PEACHTREE STREET, 14TH FLOOR

ATLANTA, GEORGIA 30309-3488

(404) 572-6600

July 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn:	Division of Corporation Finance

RE:	Echo Healthcare Acquisition Corp.
Registration Statement on Form S-1
SEC File No.

Ladies and Gentlemen:

On behalf of Echo Healthcare Acquisition Corp. (the “Company”), we are submitting herewith for filing the Company’s Registration Statement on Form S-1, including exhibits, relating to the proposed initial public offering of the Company’s securities, which consist of units, shares of common stock, warrants and a unit purchase option. Each unit is composed of one share of common stock and one warrant.

The required filing fee in the amount of $18,650 has been wired to the Securities and Exchange Commission’s account.

If you have any questions or need anything else, please feel free to contact me at the above address. My direct dial is 404/572-6912; fax is 404/572-6999; email is mdelaney@pogolaw.com.

Sincerely,

/s/ Michael J. Delaney

 For POWELL GOLDSTEIN, LLP

MJD/ers

Cc: Joel Kanter, Rick Miller